Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Summary of Earnings Per Share

The shares purchased by the Employee Stock Ownership Plan are included in the weighted-average shares when they are committed to be released (dollars in thousands, except per share amounts):

	Net loss available to common stockholders	Basic / Diluted Weighted Average Shares	Basic / Diluted Loss Per Share Amount
Year Ended December 31, 2016
Basic and diluted loss per share	$(43)	5,401,566	$(0.01)
Year Ended December 31, 2015
Basic and diluted loss per share	$(2,245)	3,993,560	$(0.56)